BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY (The calculation of the purchase consideration) (Details) $ in Thousands	Apr. 15, 2021 USD ($) shares
Business Acquisition [Line Items]
Total allocated purchase price	$ 85,128
Blockchain Alliance Technologies
Business Acquisition [Line Items]
Fair value of Class A ordinary shares at acquisition close	69,945
Contingent consideration	15,183
Total allocated purchase price	$ 85,128
Class A Ordinary shares | Blockchain Alliance Technologies
Business Acquisition [Line Items]
Ordinary shares already held at acquisition | shares	44,353,435